Note 9 - Financial Income and Expenses	6 Months Ended
Jun. 30, 2025
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]

Note 9. Financial Income and Expenses

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Financial income:
Interest income, bank	$30	$41	$59	$95
Interest income, other	—	—	50	—
Foreign exchange gains	208	131	208	203
Remeasurement of warrant obligation	—	48	—	172
Change in fair value of derivative liability	308	—	2,722	5,368
Total financial income	546	220	3,039	5,838
Financial expenses:
Interest expenses	(202)	(185)	(391)	(374)
Interest expenses, lease liabilities	(39)	(40)	(75)	(81)
Remeasurement of warrant obligation	—	(34)	—	(34)
Change in fair value of derivative liability	(654)	(1,654)	(724)	(1,654)
Foreign exchange losses	(337)	(123)	(439)	(139)
Total financial expenses	(1,232)	(2,036)	(1,629)	(2,282)
Net financial items	$(686)	$(1,816)	$1,410	$3,556